Shareholders Equity - Changes in Common Shares Issued According to Exchange Ratio (Detail)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013		Dec. 31, 2012
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Capital increase	1,205,758
Retirement of special voting shares	(5,479,890)
Common shares, shares outstanding	1,350,073,530	1,348,867,772		1,222,560,247
Special voting shares, shares outstanding	468,994,386
Common and special voting shares shares, shares outstanding	1,819,067,916
Special voting shares, shares issued	468,994,386	474,474,276
Common and special voting shares shares, shares issued		1,823,342,048
Fiat Industrial [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares, shares outstanding		1,222,560,247	[1]
Special voting shares, shares issued		451,262,083	[2]
Common and special voting shares shares, shares issued		1,673,822,330
Fiat Industrial [Member] | Before Merger [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares, shares outstanding		1,222,560,247	[3]
CNH Global N.V. [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares, shares outstanding		126,307,525	[1]
Special voting shares, shares issued		23,212,193	[2]
Common and special voting shares shares, shares issued		149,519,718
CNH Global N.V. [Member] | Before Merger [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares, shares outstanding		32,995,696

[1]	Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.
[2]	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.
[3]	Total n. 1,222,568,882 Fiat Industrial S.p.A. common shares are shown net of 8,635 treasury shares that have been cancelled at the closing of the merger.